Marketable Securities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Marketable securities		$ 787	$ 955
AzMet [Member]
Disclosure of transactions between related parties [line items]
Distributed common shares	11,000,000
Share distributed description

AzMet distributed all its 11 million common shares of AzMin to its shareholders on the basis of one AzMin share for every two AzMet shares held. There is no separately quoted market value for the AzMet shares.